Other Gains (Losses)	12 Months Ended
Dec. 31, 2020
Other Gains (Losses) [Abstract]
Other Gains (Losses)
38.	Other Gains (Losses)

(1)	Composition of other gains (losses) for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Other gains
Gains on disposal of property, plant and equipment	￦	98,077	43,784	93,195
Gains on disposal of intangible assets		12	206	1,556
Reversal of impairment loss on property, plant and equipment		—	16,692	7,805
Reversal of impairment loss on intangible assets		17	—	—
Gains on foreign currency translation		14,905	16,340	8,917
Gains on foreign currency transaction		47,297	53,152	61,865
Gains on insurance proceeds		—	17,410	43,800
Others		221,556	238,688	322,379

Other losses
Losses on disposal of property, plant and equipment		(60,704)	(72,508)	(162,725)
Losses on disposal of intangible assets		(43)	(827)	(392)
Losses on valuation of other non-current assets		—	—	(241)
Impairment loss on property, plant and equipment		(710,162)	(50,034)	(80,413)
Impairment loss on intangible assets		(8,112)	(513,609)	(3,599)
Impairment loss on other non-current assets		(87,024)	(49,620)	—
Losses on foreign currency translation		(7,678)	(8,757)	(17,664)
Losses on foreign currency transaction		(65,366)	(55,283)	(49,694)
Others		(63,899)	(217,892)	(189,695)

	￦	(621,124)	(582,258)	35,094

(2)	Details of “others” included in other gains for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Gains on disposal of inventories	￦	6,350	3,424	3,373
Gains on proxy collection of TV license fee		40,450	41,013	41,438
Gains on compensation of impaired electric poles		1,166	1,372	978
Gains on compensation for infringement on contract		3,648	—	—
Gains on harbor facilities dues		3,803	3,741	2,231
Gains on technical fees		2,026	3,044	4,826
Reversal of occupation development training fees		1,602	1,472	352
Gains on disposal of waste		4,232	5,317	6,927
Gains on insurance		22,382	812	—
Gains on tax rebate		542	341	772
Gains on other commission		4,347	1,111	1,643
Gains on disposal of assets held-for-sale		—	23,778	—
Others		131,008	153,263	259,839

	￦	221,556	238,688	322,379

(3)	Details of “others” included in other losses for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018	2019	2020
		In millions of won
Losses on valuation of inventories	￦	1,953	3,127	4,998
Losses on disposal of inventories		3,555	10,456	37,644
Losses due to disaster		2,129	7,635	16,814
Losses on rounding adjustment of electric charge surtax		1,265	1,268	1,276
Others		54,997	195,406	128,963

	￦	63,899	217,892	189,695